Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 107,739,990	$ 95,060,928
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	8,245,710
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	99,494,280
Up to 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	22,614,434
Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,084,580
Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	21,529,854
From 1 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	40,105,247
From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,444,951
From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	37,660,296
From 5 to 10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	25,094,709
From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,396,163
From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	22,698,546
More than 10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	19,925,600
More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,320,016
More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	17,605,584
Bonds | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,197,949
Bonds | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	77,547,079
Bonds | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	380,320
Bonds | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	11,776,966
Bonds | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,276,812
Bonds | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	25,921,456
Bonds | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,528,337
Bonds | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	22,370,391
Bonds | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,012,480
Bonds | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	17,478,266
Syndicate loans | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	443,541
Syndicate loans | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	6,112,894
Syndicate loans | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	253,128
Syndicate loans | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,891,747
Syndicate loans | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	190,413
Syndicate loans | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,193,005
Syndicate loans | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Syndicate loans | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	28,142
Syndicate loans | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Syndicate loans | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Commercial loans [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	14,697,191
Commercial loans [Member] | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	6,977,769
Commercial loans [Member] | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	7,325,784
Commercial loans [Member] | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	266,320
Commercial loans [Member] | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	127,318
Commercial loans and others [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,775,097
Commercial loans and others [Member] | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	283,806
Commercial loans and others [Member] | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	565,368
Commercial loans and others [Member] | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	619,110
Commercial loans and others [Member] | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	306,813
Loans from related parties [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	770,036
Loans from related parties [Member] | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	770,036
Loans from related parties [Member] | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Loans from related parties [Member] | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Loans from related parties [Member] | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Lease liabilities [Member} | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	829,123
Lease liabilities [Member} | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	367,080
Lease liabilities [Member} | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	167,326
Lease liabilities [Member} | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	113,336
Lease liabilities [Member} | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	412,358
Lease liabilities [Member} | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	220,051
Lease liabilities [Member} | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	248,716
Lease liabilities [Member} | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	33,693
Lease liabilities [Member} | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	723
Lease liabilities [Member} | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0